Borrowings - Additional Information (Details)	6 Months Ended
Jun. 30, 2014
Amendment
Debt Instrument [Line Items]
Payment terms	The prepayment was applied in partial settlement of the next 16 installments. As of June_30, 2014, the outstanding balance was $99,028 and is repayable in 14 installments, plus a final payment, in various amounts during the term of the July 2012 Credit Facility consisting of $496 (three quarterly installments), $3,456 (nine quarterly installments), $2,346 (one quarterly installment) and $5,867 (one quarterly installment) with a final payment of $58,223. The July 2012 Credit Facility bears interest at rates ranging from 180 to 205 bps per annum (depending on the loan amount compared to the security value) plus, depending on the length of the interest period, either LIBOR or the actual cost of funds. The refinancing of this facility was accounted for as a debt modification in accordance with ASC470 Debt and an amount of $1,319 was written-off from the deferred financing fees during the second quarter ended June_30, 2013.
Term Loan B facility
Debt Instrument [Line Items]
Payment terms	As of June_30, 2014, the outstanding balance of the Term Loan B facility including the add-on was $431,615, net of discount of $3,968 and it is repayable in 16 quarterly installments of $1,097, beginning in September 2014, with a final payment $418,032 in June 2018.
Covenant description	The Term Loan B facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral and is guaranteed by each subsidiary of Navios Partners. The Term Loan Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan Agreement also provides for customary events of default.
July 2012 Credit Facility
Debt Instrument [Line Items]
Covenant description	The July 2012 Credit Facility also requires compliance with a number of financial covenants, including: (i)_maintain a required security amount of over 140%; (ii)_minimum free consolidated liquidity of at least the higher of $25,000 and the aggregate of interest and principal falling due during the previous six months; (iii)_maintain a ratio of EBITDA to interest expense of at least 5.00 : 1.00; (iv)_maintain a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.65 : 1.00; and (v)_maintain a minimum net worth to $250,000.